Nature and extent of risks arising from financial instruments (Tables)	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Summary of Credit Exposure Associated with On-and Off-Balance Sheet Financial Instruments	Concentrations of credit risk indicate the relative sensitivity of our performance to developments affecting a particular industry or geographic location. The amounts of credit exposure associated with certain of our on-
and
off-balance
sheet financial instruments are summarized in the following tables.

	As at October 31, 2021

(Millions of Canadian dollars, except percentage amounts)	Canada	%	United States	%	Europe	%	Other International	%	Total
On-balance sheet assets other than derivatives (1)	$701,779	67%	$213,389	20%	$85,271	8%	$49,001	5%	$1,049,440
Derivatives before master netting agreements (2), (3)	19,927	21%	23,910	25%	45,717	47%	7,111	7%	96,665
	$721,706	63%	$237,299	21%	$130,988	11%	$56,112	5%	$1,146,105
Off-balance sheet credit instruments (4)
Committed and uncommitted (5)	$370,479	59%	$196,692	32%	$46,187	8%	$9,335	1%	$622,693
Other	82,010	66%	14,014	11%	26,920	22%	1,383	1%	124,327
	$452,489	61%	$210,706	28%	$73,107	10%	$10,718	1%	$747,020

(Millions of Canadian dollars, except percentage amounts)	As at October 31, 2020
	Canada	%	United States	%	Europe	%	Other International	%	Total
On-balance sheet assets other than derivatives (1), (6)	$650,311	65%	$222,087	22%	$78,836	8%	$47,026	5%	$998,260
Derivatives before master netting agreements (2), (3)	22,761	20%	28,074	24%	56,229	49%	8,185	7%	115,249
	$673,072	61%	$250,161	22%	$135,065	12%	$55,211	5%	$1,113,509
Off-balance sheet credit instruments (4)
Committed and uncommitted (5), (6)	$380,352	63%	$171,922	29%	$34,785	6%	$11,689	2%	$598,748
Other	62,329	60%	12,697	12%	27,232	26%	2,208	2%	104,466
	$442,681	63%	$184,619	26%	$62,017	9%	$13,897	2%	$703,214

(1)	Includes assets purchased under reverse repurchase agreements and securities borrowed, loans and customers’ liability under acceptances. The largest concentrations in Canada are Ontario at 56% (October 31, 2020 – 56%), the Prairies at 16% (October 31, 2020 – 16%), British Columbia and the territories at 14% (October 31, 2020 – 14%) and Quebec at 10% (October 31, 2020 – 10%). No industry accounts for more than 24% (October 31, 2020 – 25%) of total on-balance
sheet credit instruments. The classification of our sectors aligns with our view of credit risk by industry.
(2)	A further breakdown of our derivative exposures by risk rating and counterparty type is provided in Note 8.
(3)	Excludes valuation adjustments determined on a pooled basis.
(4)	Balances presented are contractual amounts representing our maximum exposure to credit risk.
(5)	Represents our maximum exposure to credit risk. Retail and wholesale commitments respectively comprise 45% and 55% of our total commitments (October 31, 2020 – 46% and 54%). The largest concentrations in the wholesale portfolio relate to Financial services at 13% (October 31, 2020 – 13%), Utilities at 10% (October 31, 2020 – 12%), Real estate & related at 10% (October 31, 2020 – 10%), Other services at 8% (October 31, 2020 – 8%), and Oil & gas at 6% (October 31, 2020 – 7%). The classification of our sectors aligns with our view of credit risk by industry. Certain sector percentage amounts have been revised from those previously presented.
(6)	Amounts and percentage amounts by geography have been revised from those previously presented.